Financial Statements - Consolidated Income Statements - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Statement Abstract
Interest Income (Income Statement)	€ 14,507	€ 14,305
Interest Expenses (Income Statement)	(5,864)	(5,502)
NET INTEREST INCOME	8,643	8,803	[1]
Dividend income	84	212
investments in entities accounted for using the equity method	14	(8)
Fee And commission income (Income Statement)	3,585	3,551
Fee and commission expense (Income Statement)	(1,093)	(1,095)
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net ( Income Statement)	130	683
Gains or losses on financial assets and liabilities held for trading, net (Income Statement)	324	139
Gains Losses On Financial Assets Not Designated As Held For Sale Through Profit Or Loss Mandatorily Measured At Fair Value	5
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net (Income Statement)	107	(88)
Gains or losses from hedge accounting net (Income Statement)	51	(193)
Exchange differences (Income Statement)	90	528
Other operating income (Income Statement)	509	562
Other operating expenses (Income Statement)	(893)	(945)
Income on insurance and reinsurance contracts (Income Statement)	1,609	1,863
Expenses on insurance and reinsurance contracts (Income Statement)	(1,093)	(1,295)
GROSS INCOME	12,074	12,718
Administration Cost	(5,336)	(5,599)
Employee Benefits Expense	(3,125)	(3,324)
Administrative Expense	(2,211)	(2,275)
Total depreciation expense	(606)	(712)
Provisions or reversal of provisions	(185)	(364)
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Income Statement)	(1,611)	(1,941)
Financial assets measured at amortized cost, impairment or reversal of impairment	(1,623)	(1,949)
Financial Assets Fair Value Through Other Comprehensive Income	12	8
NET OPERATING INCOME	4,335	4,102
Impairment Or Reversal Of Impairment Investments In Subsidiaries Joint Ventures And Associates	0	0
Impairment Or Reversal Of Impairment On Non Financial Assets	0	(80)
Tangible assets, impairment or reversal of impairment	(18)	(17)
Intangible assets, impairment or reversal of impairment	(3)	(10)
Other non-financial assets, impairment or reversal of impairment	21	(53)
Disposal of tangible assets and other, gains	80	30
Negative GoodWill Recognised On Profit And Loss	0	0
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Income Statement)	29	(18)
OPERATING PROFIT BEFORE TAX	4,443	4,033
Tax expense or income related to profit or loss from continuing operation (Income Statement)	(1,213)	(1,120)
PROFIT FROM CONTINUING OPERATIONS	3,230	2,914
Profit from discontinued operations net (Income Statement)	0	0
Profit	3,230	2,914
Atributable to owners of the parent	2,649	2,306
Profit Loss Attributable To Non controlling Interests	€ 581	€ 607
Basic Earnings Loss Per Share	€ 0.37	€ 0.33
Basic Earnings Loss Per Share From Continuing Operations	0.37	0.33
Diluted Earnings Loss Per Share From Continuing Operations	0.37	0.33
Basic Earnings Loss Per Share From Discontinued Operations	0	0
Diluted Earnings Loss Per Share From Discontinued Operations	€ 0	€ 0

[1]

(*) As of June 30, 2018 the weighted average number of shares outstanding was 6,645 million and the adjustment of additional Tier 1 securities amounted to €170 million. As of December 31, 2017 the weighted average number of shares outstanding was 6,642 million and the adjustment of additional Tier 1 securities amounted to €147 million.